ACQUISITIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021
ACQUISITIONS

NOTE 4: ACQUISITIONS

Tickeri

On June 3, 2021 we acquired Tickeri, Inc. (“Tickeri”) in a debt and stock transaction totaling $20,000,000 following which Tickeri became a subsidiary of HUMBL. Tickeri is a leading ticketing, live events and box office SaaS platform featuring Latin events and artists throughout the United States, Latin America, and the Caribbean corridor. The purchase price for the stock purchase was $20,000,000 of which we must pay $10,000,000 in our common stock and $10,000,000 was paid through two promissory notes. The shares had a deemed value equal to the volume weighted average price per share of HUMBL common stock on the OTC Markets for the ten consecutive trading days ending with the complete trading day ending two trading days prior to the closing. We issued the two shareholders of Tickeri, Juan Gonzalez and Javier Gonzalez, 4,672,897 shares of our common stock each. We also issued to each of Juan and Javier Gonzalez a secured promissory note in the face amount of $5,000,000.

The promissory notes are due and payable on or before December 31, 2022, bear interest at the rate of 5% per annum and are secured by the equity interests of Tickeri. In the event of an uncured default by HUMBL under the promissory note, Juan and Javier Gonzalez have the right to recover the ownership of Tickeri and re-commence the business and operations of Tickeri free and clear of any claims or encumbrances by HUMBL. We intend to limit the integration of Tickeri’s assets with our assets until the promissory notes are paid in full. We agreed to register on Form S-1 within three months from the closing the shares issued to Juan and Javier Gonzalez and have the registration statement declared effective within six months of the closing date. Following the closing, Juan Gonzalez and Javier Gonzalez, entered into employment agreements having a term of 18 months, appointing them CEO of Tickeri and CTO of HUMBL, respectively.

The Company acquired the assets and liabilities noted below in in accordance with ASC 805. Based on the fair values at the effective date of acquisition the purchase price was recorded as follows (subject to adjustment):

Cash	$127,377
Accounts receivables	23,587
Goodwill	20,086,664
Accounts payable and accrued expenses	(87,071)
SBA EIDL	(150,000)
PPP loan	(557)
$20,000,000

The consideration paid for the acquisition of Tickeri was as follows:

Common stock	$10,000,000
Notes payable	10,000,000
Total consideration	$20,000,000

The Acquisition has been accounted for under the acquisition method of accounting. Under the acquisition method of accounting, the total acquisition consideration price was allocated to the assets acquired and liabilities assumed based on their preliminary estimated fair values. The fair value measurements utilize estimates based on key assumptions of the Acquisition, and historical and current market data. The excess of the purchase price over the total of the estimated fair values assigned to tangible and identifiable intangible assets acquired and liabilities assumed is recognized as goodwill. The Company has estimated the preliminary purchase price allocations based on historical inputs and data as of June 3, 2021. The preliminary allocation of the purchase price is based on the best information available and is pending, amongst other things: (i) the finalization of the valuation of the fair values and useful lives of tangible assets acquired; (ii) the finalization of the valuations and useful lives for the intangible assets acquired; (iii) finalization of the valuation of accounts payable and accrued expenses; and (iv) finalization of the fair value of non-cash consideration.

The Company has up to one-year from the date of acquisition to adjust any of the acquired assets and liabilities for information obtained during this measurement period. If new information is obtained about facts and circumstances that existed as of the acquisition date that, if known, would have resulted in the recognition of additional assets or liabilities as of the acquisition date or a re-allocation of assets and liabilities is necessary, the Company will adjust these figures. The Company has performed an analysis on the purchase price allocation and has determined that there are no adjustments to be made from the original allocation.

The goodwill is not expected to be deductible for tax purposes.

Monster Creative, LLC

On June 30, 2021, we acquired Monster Creative, LLC (“Monster”). Monster is a Hollywood production studio that specializes in producing movie trailers and other related content. Monster was founded by Doug Brandt and Kevin Childress. Monster will collaborate with HUMBL in the production of NFTs and other digital content. The purchase price for all of the membership interests in Monster was paid through the issuance of one convertible note and one non-convertible note to each of Doug Brandt and Kevin Childress in the aggregate principal amount of $8,000,000. The convertible notes were issued to Doug Brandt (through an entity owned by him) and Kevin Childress in the aggregate principal amount of $7,500,000. The notes convert at the holder’s election at $1.20 per share, bear interest at 5% per annum and are due in 18 months from issuance. We also issued non-convertible notes to Doug Brandt and Kevin Childress in the aggregate amount of $500,000. These notes bear interest at the rate of 5% per annum and are due on April 1, 2022. Doug Brandt and Kevin Childress each entered into employment agreements with Monster having a term of three years. Doug Brandt was appointed as the CEO of Monster and Kevin Childress was appointed as its President and Creative Director.

The Company acquired the assets and liabilities noted below in in accordance with ASC 805. Based on the fair values at the effective date of acquisition the purchase price was recorded as follows (subject to adjustment):

Cash	$3,017
Accounts receivables	379,012
Goodwill	8,648,104
Due to seller	(379,012)
Accounts payable and accrued expenses	(98,754)
Notes payable – related parties	(486,250)
PPP loan	(66,117)
$8,000,000

The consideration paid for the acquisition of Monster Creative, LLC was as follows:

Convertible notes payable	$7,500,000
Non-convertible notes payable	500,000
Total consideration	$8,000,000

The Acquisition has been accounted for under the acquisition method of accounting. Under the acquisition method of accounting, the total acquisition consideration price was allocated to the assets acquired and liabilities assumed based on their preliminary estimated fair values. The fair value measurements utilize estimates based on key assumptions of the Acquisition, and historical and current market data. The excess of the purchase price over the total of the estimated fair values assigned to tangible and identifiable intangible assets acquired and liabilities assumed is recognized as goodwill. The Company has estimated the preliminary purchase price allocations based on historical inputs and data as of June 30, 2021.

The preliminary allocation of the purchase price is based on the best information available and is pending, amongst other things: (i) the finalization of the valuation of the fair values and useful lives of tangible assets acquired; (ii) the finalization of the valuations and useful lives for the intangible assets acquired; (iii) finalization of the valuation of accounts payable and accrued expenses; and (iv) finalization of the fair value of non-cash consideration.

The Company has up to one-year from the date of acquisition to adjust any of the acquired assets and liabilities for information obtained during this measurement period. If new information is obtained about facts and circumstances that existed as of the acquisition date that, if known, would have resulted in the recognition of additional assets or liabilities as of the acquisition date or a re-allocation of assets and liabilities is necessary, the Company will adjust these figures. The Company has performed an analysis on the purchase price allocation and has determined that there are no adjustments to be made from the original allocation.

The goodwill is not expected to be deductible for tax purposes.

The following table shows the unaudited pro-forma results for the years ended December 31, 2021 and 2020, as if the acquisitions had occurred on January 1, 2020. These unaudited pro forma results of operations are based on the historical financial statements and related notes of Tickeri, Monster and the Company.

Year Ended December 31, 2021
(Unaudited)
Revenues	$3,121,680
Net loss	$(50,276,526)
Net loss per share	$(0.05)

Year Ended December 31, 2020
(Unaudited)
Revenues	$2,375,716
Net loss	$(763,007)
Net loss per share	$(0.00)

Monster Creative LLC [Member]
ACQUISITIONS

NOTE 7: ACQUISITION

On June 30, 2021, HUMBL, Inc. (“HUMBL”) acquired Monster. Monster was founded by Doug Brandt and Kevin Childress. Monster will collaborate with HUMBL in the production of NFTs and other digital content. The purchase price for all of the membership interests in Monster was paid through the issuance of one convertible note and one non-convertible note to each of Doug Brandt and Kevin Childress in the aggregate principal amount of $8,000,000. The convertible notes were issued to Doug Brandt (through an entity owned by him) and Kevin Childress in the aggregate principal amount of $7,500,000. The notes convert at the holder’s election at $1.20 per share of HUMBL, bear interest at 5% per annum and are due in 18 months from issuance. HUMBL issued non-convertible notes to Doug Brandt and Kevin Childress in the aggregate amount of $500,000. These notes bear interest at the rate of 5% per annum and are due on April 1, 2022. Doug Brandt and Kevin Childress each entered into employment agreements with Monster having a term of three years. Doug Brandt was appointed as the CEO of Monster and Kevin Childress was appointed as its President and Creative Director.